Insurance Payables	12 Months Ended
Dec. 31, 2020
Disclosure of insurance contracts [text block] [Abstract]
INSURANCE PAYABLES	15. INSURANCE PAYABLES
	2020	2019
	USD ‘000	USD ‘000
Payables due to insurance companies and intermediaries	2,593	2,611
Reinsurers – amounts due in respect of ceded premium	80,868	50,933
	83,461	53,544